Expense Example - iShares Interest Rate Hedged Long-Term Corporate Bond ETF - iShares Interest Rate Hedged Long-Term Corporate Bond ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	205
Expense Example, with Redemption, 10 Years	$ 493